Credit related Commitments and Contingent Liabilities - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 151	€ 144
Other contingent liabilities	76	73
Total	€ 227	€ 217